INVENTORIES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Finished products	R$ 6,971,497	R$ 7,942,003
Work in progress	3,336,780	4,480,989
Raw materials	3,241,607	3,257,362
Storeroom supplies	1,266,465	1,349,130
Imports in transit	469,601	835,598
Allowance for adjustments to net realizable value	(58,172)	(47,497)
Total Inventories	R$ 15,227,778	R$ 17,817,585